Commitments, Contingent Liabilities and Other - Additional Information (Detail) € in Millions, ¥ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2015 EUR (€)	Mar. 31, 2019 JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding		¥ 593,338
Litigation case about optical disk drive business, fine from European Commission | €	€ 31
Maximum potential amount of future payments under guarantees		2,531
Financial Services
Commitments and Contingencies Disclosure [Line Items]
Unused portion of lines of credit extended to customers		27,553
Pictures
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding		¥ 94,871
Purchase commitments and other outstanding, term		3 years
Music
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding		¥ 112,578
Purchase commitments and other outstanding, term		6 years
Game & Network Services
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding		¥ 11,027
Purchase commitments and other outstanding, term		1 year
Advertising and Promotional Rights
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding		¥ 10,132
Purchase commitments and other outstanding, term		2 years
Fixed Assets
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding		¥ 164,174
Materials
Commitments and Contingencies Disclosure [Line Items]
Purchase commitments and other outstanding		¥ 125,164